RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Transactions with related parties

Transactions with related parties

	Year ended December 31,
	2012	2011
Consulting fee paid to controlling shareholder	$252	$293